Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Impairment Charges
As a result of the impairment testing the Company recorded the following impairment charges, for the markets indicated below, within Other operating income, net on the consolidated statements of income:

Fiscal year	Markets	Total
2025	Trinidad & Tobago, USVI, Aruba and Peru	$922
2024	Trinidad & Tobago, USVI, Colombia, Venezuela and Peru	1,067
2023	Trinidad & Tobago, Aruba, Colombia, Venezuela and Peru	2,626

Schedule of Roll Forward Accounts Payable Services	Presented below is the roll forward information about these accounts payable services:

Amount
Confirmed obligations outstanding amount as of December 31, 2023	$13,650
Invoices confirmed during the year	80,655
Confirmed invoices paid during the year	(77,653)
Currency translation	(1,803)
Confirmed obligations outstanding amount as of December 31, 2024	$14,849
Invoices confirmed during the year	94,807
Confirmed invoices paid during the year	(96,482)
Currency translation	1,052
Confirmed obligations outstanding amount as of December 31, 2025	$14,226